UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-2004
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
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Address:  530 Fifth Avenue, 3rd Floor
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          New York, NY 10036
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          ----------------------------------------------------------------------

Form 13F File Number: 28-10409
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
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Title:    Chief Operating Officer
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Phone:    (212) 302-9500
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Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      5-13-2004
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  49
                                        -------------------

Form 13F Information Table Value Total:  $693,779
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:        ITEM 7:              ITEM 8:
----------------------- --------------  ---------  ----------  -------- -------------------- ----------  ---------------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS         VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                  --------- --------- -------
                                                     VALUE      AMOUNT  ------- ----- ------               (A)       (B)      (C)
                                                     (000s)               (A)    (B)   (C)                 SOLE     SHARED    NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------   ---------  ----------  --------  ------ ------ ------ ---------- --------- --------- -------
ABN AMRO HLDG N V ADR   FOREIGN COMMON  000937102    22,352      996,510   X                              243,934     752,576
AEGON NV ORD AMER REG   FOREIGN COMMON  007924103    17,811    1,386,064   X                              349,292   1,036,772
ALLIED IRISH BKS PLC    FOREIGN COMMON  019228402       341       11,400   X                                    -      11,400
ASTRAZENECA PLC ADR S   FOREIGN COMMON  046353108    25,078      536,655   X                              134,671     401,984
AVENTIS ADR SPONSORED   FOREIGN COMMON  053561106    30,632      398,333   X                               97,307     301,026
AXA ADR SPONSORED       FOREIGN COMMON  054536107    16,643      792,920   X                              200,620     592,300
BANK AMER CORP COM      COMMON          060505104     4,852       59,918   X                               17,145      42,773
BARCLAYS PLC ADR        FOREIGN COMMON  06738E204    27,532      761,823   X                              188,900     572,923
BP P L C ADR SPONSORE   FOREIGN COMMON  055622104    17,558      342,931   X                               82,305     260,626
CADBURY SCHWEPPES PLC   FOREIGN COMMON  127209302    21,994      684,103   X                              161,915     522,188
CANON INC ADR           FOREIGN COMMON  138006309    12,520      241,698   X                               58,460     183,238
CITIGROUP INC COM       COMMON          172967101     5,635      108,990   X                               29,320      79,670
COCA COLA CO            COMMON          191216100     4,814       95,703   X                               25,933      69,770
COMPAGNIE FINANCE
  RICHMONT              FOREIGN COMMON  204318109       306       11,400   X                                    -      11,400
DANSKE BK A/S ADR       FOREIGN COMMON  236363107    12,403      548,558   X                              127,839     420,719
DIAGEO PLC ADR SPONSO   FOREIGN COMMON  25243Q205    26,516      501,439   X                              122,396     379,043
ENDESA SA ADR SPONSOR   FOREIGN COMMON  29258N107    21,798    1,195,698   X                              300,217     895,481
ENI S P A ADR SPONSOR   FOREIGN COMMON  26874R108    22,561      223,482   X                               54,647     168,835
EXXON MOBIL CORP COM    COMMON          30231G102     4,977      119,660   X                               31,972      87,688
FEDERAL NAT MORTGAGE    COMMON          313586109     4,550       61,198   X                               16,052      45,146
GENERAL ELEC CO         COMMON          369604103     4,283      140,325   X                               39,261     101,064
GLAXOSMITHKLINE PLC A   FOREIGN COMMON  37733W105    22,021      551,221   X                              135,333     415,888
HEINEKEN N V ADR        FOREIGN COMMON  423012202    23,814      594,454   X                              146,418     448,036
HSBC HLDGS PLC ADR SP   FOREIGN COMMON  404280406    28,231      377,419   X                               92,087     285,332
I B M                   COMMON          459200101     4,654       50,671   X                               13,383      37,288
ING GROEP N V ADR SPO   FOREIGN COMMON  456837103    19,233      872,248   X                              219,076     653,172
JOHNSON & JOHNSON       COMMON          478160104     4,298       84,747   X                               22,957      61,790
KAO CORP ADR            FOREIGN COMMON  485537302    14,746       64,462   X                               15,788      48,674
LILLY, ELI AND COMPAN   COMMON          532457108     4,376       65,413   X                               17,856      47,557
LLOYDS TSB GROUP ADR    FOREIGN COMMON  539439109    10,316      331,822   X                               79,539     252,283
MERCK & CO INC          COMMON          589331107     3,625       82,033   X                               23,813      58,220
NESTLE S A ADR SPON R   FOREIGN COMMON  641069406    27,587      432,802   X                              105,069     327,733
NOKIA CORP ADR SPONSO   FOREIGN COMMON  654902204    21,366    1,053,568   X                              254,352     799,216
NOMURA HOLDINGS         FOREIGN COMMON  65535H208       292       16,000   X                                    -      16,000
NOVARTIS AG SPONSORED   FOREIGN COMMON  66987V109    26,189      614,768   X                              148,057     466,711
PFIZER INC              COMMON  COMMON  717081103     4,726      134,841   X                               37,366      97,475
PROCTER & GAMBLE COMP   COMMON          742718109     5,220       49,770   X                               13,170      36,600
ROCHE HOLDINGS          FOREIGN COMMON  771195104       278        2,850   X                                    -       2,850
ROYAL DUTCH PETE CO N   FOREIGN COMMON  780257804    18,568      390,258   X                               95,547     294,711
SAN PAOLO-IMI S P A A   FOREIGN COMMON  799175104    11,111      484,552   X                              118,286     366,266
SANOFI-SYNTHELABO SA    FOREIGN COMMON  80105N105    18,964      580,457   X                              152,032     428,425
SIEMENS A G SPONSORED   FOREIGN COMMON  826197501    20,769      280,477   X                               71,719     208,758
SOCIETE GENERALE FRAN   FOREIGN COMMON  83364L109    22,474    1,315,789   X                              315,532   1,000,257
TESCO PLC               FOREIGN COMMON  88157302        288       21,300   X                                    -      21,300
TOTAL FINA ELF S A AD   COMMON          89151E109    23,655      257,116   X                               62,831     194,285
UBS AG SHS              FOREIGN COMMON  H8920M855    19,782      265,570   X                               63,983     201,587
UNILEVER N V NEW YORK   FOREIGN COMMON  904784709       934       13,453   X                               12,578         875
UNILEVER PLC ADR SPON   FOREIGN COMMON  904767704    26,996      669,883   X                              146,461     523,422
VERIZON COMMUNICATION   COMMON          92343V104     4,109      112,440   X                               32,416      80,024
VODAPHONE               FOREIGN COMMON  92857W100       545       22,801   X                                    -      22,801
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